Equity (Details) - Schedule of changes in treasury shares - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of changes in treasury shares [Abstract]
Number of shares, Beginning Balance	2,761,820	3,086,748
Beginning Balance	R$ 31,501	R$ 35,208
Number of shares, Return of shares – Acquisition of Agrifirma	423,267
Return of shares – Acquisition of Agrifirma	R$ 8,584
Number of shares, Transfers (Note 23.a)		(324,928)
Transfers (Note 23.a)		R$ (3,707)
Number of shares, Ending Balance	3,185,087	2,761,820
Ending Balance	R$ 40,085	R$ 31,501